PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Cost	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2025	16,839	12,928	29,767
Balance at September 30, 2025	16,839	12,928	29,767

Accumulated depreciation	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2025	11,409	8,759	20,168
Depreciation for the period	1,684	1,293	2,977
Disposals	-	-	-
Balance at September 30, 2025	13,093	10,052	23,145

Net book value
Balance at March 31, 2025	5,430	4,169	9,599
Balance at September 30, 2025	3,746	2,876	6,622

Cost	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2023	16,839	12,928	29,767
Additions	—	—	—
Balance at March 31, 2024	16,839	12,928	29,767
Additions	-	-	-
Balance at March 31, 2025	16,839	12,928	29,767

Accumulated depreciation	Office equipment	Leasehold improvement	Total
	$	$	$
Balance at March 31, 2023	4,675	3,587	8,262
Additions	3,367	2,586	5,953
Balance at March 31, 2024	8,042	6,173	14,215
Additions	3,367	2,586	5,953
Balance at March 31, 2025	11,409	8,759	20,168

Net book value
Balance at March 31, 2024	8,797	6,755	15,552
Balance at March 31, 2025	5,430	4,169	9,599